Exception Level
Run Date - 4/8/2024
Recovco Loan ID	Loan # 1	Loan # 2	Loan # 3	Exception Category	Exception Sub-Category	Exception Status	Exception Grade	Loan Exception ID	Exception	Exception Detail	Exception Information	Compensating Factors	Seller Comments	Reviewer Comments	Exception Remediation
XXXXXX	XXXXXX	DROPPED		Credit	Credit	Resolved	Resolved	XXXXXX	Title policy missing	* Title policy missing (Lvl R)	The preliminary title (Page X) does not reflect a title insurance coverage amount. Title insurance documentation to evidence coverage of $XXX,XXX (Page X) was missing.		XX/XX/XXXX (MB) Uploaded Final Title Polcy	XX/XX/XXXX: Cleared XX/XX/XXXX: Not cleared. Seller did not upload correct title policy.	XX/XX/XXXX: Cleared XX/XX/XXXX: Not cleared. Seller did not upload correct title policy.
XXXXXX	XXXXXX	RPL2005		Credit	Insurance	Resolved	Resolved	XXXXXX	HOI	* Hazard Insurance (Lvl R)	The HOI evidence of insurance (Page X-X) does not specify if coverage included all the extended perils and does not excluded from coverage (in whole or part) windstorm, hurricane, hail damages, or any perils that are normally included under extended coverage.		XX/XX/XXXX(MB) XX does not require addtiional coverage for windstorm/hurricane/hail and is therefore will not be shown on insurance and included or excluded. The coverage of the polidy is sufficient for XXX Guideline	XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared